Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
June 30, 2025
AFF20-NPRT1-0825
1.818359.120
Bond Funds - 50.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	5,645,659	56,513,045
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	9,939,577	76,634,138
Fidelity Series Emerging Markets Debt Fund (b)	679,144	5,501,067
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	188,479	1,811,288
Fidelity Series Floating Rate High Income Fund (b)	107,897	955,966
Fidelity Series High Income Fund (b)	667,931	5,877,790
Fidelity Series International Credit Fund (b)	188,259	1,592,672
Fidelity Series International Developed Markets Bond Index Fund (b)	6,051,800	52,771,696
Fidelity Series Investment Grade Bond Fund (b)	31,439,421	317,538,155
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,887,270	42,433,511
Fidelity Series Real Estate Income Fund (b)	106,294	1,065,070
TOTAL BOND FUNDS (Cost $618,536,028)		562,694,398

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	2,456,747	41,568,161
Fidelity Advisor Series Growth Opportunities Fund (b)	1,626,454	29,390,023
Fidelity Series All-Sector Equity Fund (b)	1,453,716	19,261,742
Fidelity Series Commodity Strategy Fund (b)	22,424	2,037,896
Fidelity Series Intrinsic Opportunities Fund (b)	614,424	6,758,669
Fidelity Series Large Cap Stock Fund (b)	2,168,659	56,146,581
Fidelity Series Large Cap Value Index Fund (b)	317,194	5,471,599
Fidelity Series Opportunistic Insights Fund (b)	1,326,016	35,868,742
Fidelity Series Small Cap Core Fund (b)	132,409	1,543,893
Fidelity Series Small Cap Discovery Fund (b)	463,446	5,019,122
Fidelity Series Small Cap Opportunities Fund (b)	671,298	9,807,670
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,317,539	32,816,347
Fidelity Series Value Discovery Fund (b)	2,021,636	32,689,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $161,097,462)		278,380,298

International Equity Funds - 21.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	917,856	16,879,377
Fidelity Series Emerging Markets Fund (b)	1,517,426	15,492,917
Fidelity Series Emerging Markets Opportunities Fund (b)	2,904,105	62,205,922
Fidelity Series International Growth Fund (b)	2,126,397	42,208,974
Fidelity Series International Small Cap Fund (b)	748,621	14,852,636
Fidelity Series International Value Fund (b)	2,739,391	41,830,507
Fidelity Series Overseas Fund (b)	2,599,820	42,117,084
Fidelity Series Select International Small Cap Fund (b)	68,551	913,100
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $134,884,082)		236,500,517

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,355,604)	239,510	2,416,660

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	490,000	489,487
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	500,000	499,080
US Treasury Bills 0% 7/24/2025 (d)	4.24	1,610,000	1,605,716
US Treasury Bills 0% 7/31/2025 (d)	4.23	1,070,000	1,066,284
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,660,508)			3,660,567

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	1,897,607	1,897,987
Fidelity Series Government Money Market Fund (b)(f)	4.42	27,598,793	27,598,793
TOTAL MONEY MARKET FUNDS (Cost $29,496,780)			29,496,780

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $950,030,464)	1,113,149,220
NET OTHER ASSETS (LIABILITIES) - 0.0%	(547,455)
NET ASSETS - 100.0%	1,112,601,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	92	Sep 2025	12,335,820	105,206	105,206
ICE MSCI Emerging Markets Index Contracts (United States)	80	Sep 2025	4,934,000	100,821	100,821

TOTAL EQUITY CONTRACTS					206,027

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	281	Sep 2025	31,502,734	709,485	709,485
CBOT US Treasury Long Bond Contracts (United States)	102	Sep 2025	11,761,875	488,404	488,404

TOTAL INTEREST RATE CONTRACTS					1,197,889

TOTAL PURCHASED					1,403,916

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	72	Sep 2025	22,513,500	(795,957)	(795,957)

TOTAL FUTURES CONTRACTS					607,959
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,046,310.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,735,173	6,483,148	9,320,334	24,474	-	-	1,897,987	1,897,607	0.0%
Total	4,735,173	6,483,148	9,320,334	24,474	-	-	1,897,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	41,534,535	133,217	6,296,138	-	(56,364)	6,252,911	41,568,161	2,456,747
Fidelity Advisor Series Growth Opportunities Fund	29,020,680	120,583	5,878,725	-	1,389,445	4,738,040	29,390,023	1,626,454
Fidelity Advisor Series Small Cap Fund	137,170	-	133,826	-	8,669	(12,013)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	53,088,374	5,485,663	2,383,439	196,070	(7,855)	330,302	56,513,045	5,645,659
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	78,699,246	2,695,506	4,305,919	302,004	(973,031)	518,336	76,634,138	9,939,577
Fidelity Series All-Sector Equity Fund	18,531,415	620,431	2,520,492	-	(8,918)	2,639,306	19,261,742	1,453,716
Fidelity Series Canada Fund	15,206,520	193,317	770,999	-	193,339	2,057,200	16,879,377	917,856
Fidelity Series Commodity Strategy Fund	2,207,300	7,015	107,126	-	6,011	(75,304)	2,037,896	22,424
Fidelity Series Emerging Markets Debt Fund	5,608,640	101,379	294,600	82,085	(66,604)	152,252	5,501,067	679,144
Fidelity Series Emerging Markets Debt Local Currency Fund	1,751,260	4,910	74,988	-	(6,366)	136,472	1,811,288	188,479
Fidelity Series Emerging Markets Fund	15,083,451	48,161	1,314,051	-	174,400	1,500,956	15,492,917	1,517,426
Fidelity Series Emerging Markets Opportunities Fund	60,372,129	192,737	5,282,760	-	1,265,769	5,658,047	62,205,922	2,904,105
Fidelity Series Floating Rate High Income Fund	984,656	23,038	53,564	19,529	(2,923)	4,759	955,966	107,897
Fidelity Series Government Money Market Fund	24,979,401	3,701,661	1,082,269	281,567	-	-	27,598,793	27,598,793
Fidelity Series High Income Fund	5,886,166	114,847	289,245	95,901	(22,287)	188,309	5,877,790	667,931
Fidelity Series International Credit Fund	1,559,648	19,704	-	19,705	-	13,320	1,592,672	188,259
Fidelity Series International Developed Markets Bond Index Fund	52,461,240	2,200,480	2,548,358	254,114	(197,797)	856,131	52,771,696	6,051,800
Fidelity Series International Growth Fund	38,526,078	2,020,800	2,798,053	-	449,385	4,010,764	42,208,974	2,126,397
Fidelity Series International Small Cap Fund	14,927,820	24	2,626,458	-	1,123,557	1,427,693	14,852,636	748,621
Fidelity Series International Value Fund	43,447,087	145,139	6,701,410	-	2,717,272	2,222,419	41,830,507	2,739,391
Fidelity Series Intrinsic Opportunities Fund	7,031,083	21,663	715,514	-	(53,879)	475,316	6,758,669	614,424
Fidelity Series Investment Grade Bond Fund	312,287,070	19,195,755	14,858,847	3,313,190	(964,189)	1,878,366	317,538,155	31,439,421
Fidelity Series Large Cap Stock Fund	56,182,002	179,399	8,296,254	-	3,243,963	4,837,471	56,146,581	2,168,659
Fidelity Series Large Cap Value Index Fund	5,522,386	57,510	305,552	-	97,248	100,007	5,471,599	317,194
Fidelity Series Long-Term Treasury Bond Index Fund	42,788,070	2,650,876	1,949,995	394,903	(519,718)	(535,722)	42,433,511	7,887,270
Fidelity Series Opportunistic Insights Fund	35,701,226	114,541	5,876,125	-	2,494,315	3,434,785	35,868,742	1,326,016
Fidelity Series Overseas Fund	40,032,282	145,171	3,110,787	-	1,058,825	3,991,593	42,117,084	2,599,820
Fidelity Series Real Estate Income Fund	1,098,907	19,165	57,201	15,652	(280)	4,479	1,065,070	106,294
Fidelity Series Select International Small Cap Fund	199,541	608,362	6,853	-	(70)	112,120	913,100	68,551
Fidelity Series Short-Term Credit Fund	2,648,701	46,021	289,914	26,911	3,082	8,770	2,416,660	239,510
Fidelity Series Small Cap Core Fund	1,539,321	5,142	110,788	-	(19,228)	129,446	1,543,893	132,409
Fidelity Series Small Cap Discovery Fund	5,117,892	102,579	474,715	86,527	(35,443)	308,809	5,019,122	463,446
Fidelity Series Small Cap Opportunities Fund	10,071,393	31,303	1,186,184	-	616,891	274,267	9,807,670	671,298
Fidelity Series Stock Selector Large Cap Value Fund	32,890,740	868,723	2,225,338	-	(24,745)	1,306,967	32,816,347	2,317,539
Fidelity Series Value Discovery Fund	33,653,103	104,961	2,020,560	-	543,297	409,052	32,689,853	2,021,636
	1,090,776,533	41,979,783	86,947,047	5,088,158	12,425,771	49,355,626	1,107,590,666

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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